SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Narrative (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) $ / ¥	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($) $ / ¥
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Convenience translation rate (USD to RMB) | $ / ¥	6.8972				6.8972
Translation differences are recorded in "Accumulated other comprehensive income", a component of shareholders' equity. Total exchange loss	¥ 45,174	$ 6,550	¥ (12,816)	¥ (21,861)
Inventories cost	25,443		32,163		$ 3,689
Inventory reserve	6,316		4,109		$ 916
Impairment of long-lived assets | ¥	¥ 0		¥ 0	0
Number of operating segment	1	1
Number of geographical segments	0	0	0
Practical expedient available under ASC 606-10-50-14 to not to disclose information about its remaining performance obligations	false	false	false
Advertising expenses	¥ 80,018	$ 11,602	¥ 126,264	63,195
Employee benefit expenses	75,257	10,911	89,679	24,073
Interest incomes generated from interest-bearing bank deposits	¥ 12,186	$ 1,767	¥ 9,442	¥ 2,933